MINERAL RIGHTS AND PROPERTIES (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Mine right fee | $	$ 3,839
Proportion of ownership interest held	29.60%	29.60%	29.80%
XHP Project [Member]
Disclosure of detailed information about intangible assets [line items]
Proportion of ownership interest held	100.00%	100.00%
Equity method investment | $	$ 7,450
Payment received | $	$ 4,470
RMB [Member]
Disclosure of detailed information about intangible assets [line items]
Mine right fee | ¥		¥ 25,700
RMB [Member] | XHP Project [Member]
Disclosure of detailed information about intangible assets [line items]
Equity method investment | ¥		50,000
Payment received | ¥		¥ 30,000